Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock, Common [Member]	Total
Balance at Jun. 30, 2024						$ 61,696,057	$ (66,698,220)	$ 1,269,581	$ (46,477)	$ (3,779,059)
Balance, shares at Jun. 30, 2024		1		319
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest						176,375				176,375
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares				353
Issuance of common stock for services rendered				$ 342		51,347,658				51,348,000
Issuance of common stock for services rendered, shares				342,230
Common stock issuable for services and prepaid services				$ 81		23,881,029				23,881,110
Common stock issuable for services and prepaid services, shares				81,000
Issuance of common stock and common stock issuable related to debt exchange agreement				$ 5		1,143,496				1,143,501
Issuance of common stock and common stock issuable related to debt exchange agreement, shares				4,440	310
Issuance of common stock related to warrant exchange agreement				$ 36		(36)
Issuance of common stock related to warrant exchange agreement, shares				36,000
Reclassification of put premium upon debt conversion						10,229				10,229
Fractional shares due to reverse split
Fractional shares due to reverse split, shares				129
Foreign currency translation loss								49,336		49,336
Net loss							(58,923,300)			(58,923,300)
Balance at Jun. 30, 2025				$ 464		138,254,808	(125,621,520)	1,318,917	(46,477)	13,906,192
Balance, shares at Jun. 30, 2025		1		464,471	310
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest				$ 81		703,361				703,442
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares				80,737
Common stock issuable for services and prepaid services				$ 1,341		6,042,407				6,043,748
Common stock issuable for services and prepaid services, shares				1,341,203
Reclassification of put premium upon debt conversion						114,399				114,399
Fractional shares due to reverse split
Fractional shares due to reverse split, shares				173
Foreign currency translation loss								(142,662)		(142,662)
Net loss							(18,862,710)			(18,862,710)
Issuance of common stock for cash				$ 40		3,314,418				3,314,458
Issuance of common stock for cash, shares				40,000
Issuance of common stock for conversion of Series C preferred stock			$ (2)	$ 1,368	$ 436	(1,802)
Issuance of common stock for conversion of Series C preferred stock, shares			(200)	1,368,451	436,340
Issuance of common stock related to debt exchange agreement				$ 16		199,984				200,000
Issuance of common stock related to debt exchange agreement, shares				15,792
Issuance of Series C Preferred stock upon exercise of Series C warrants			$ 3			2,999,997				3,000,000
Issuance of Series C Preferred stock upon exercise of Series C warrants, shares			300
Common stock issuable in connection with settlement agreement					$ 51	74,949				75,000
Common stock issuable in connection with settlement agreement, shares					51,289
Reclassification of warrant liability into equity upon exercise of Series C warrants						8,925				8,925
Reclassification of warrant liability into equity upon amendment of Series C Preferred designation						973,115				973,115
Issuance of the initial preferred shares and was later reclassified from temporary equity into permanent equity upon amendment of Series C Preferred designation			$ 1			999,999				1,000,000
Issuance of the initial preferred shares and was later reclassified from temporary equity into permanent equity upon amendment of Series C Preferred designation, shares			100
Deemed dividend upon issuance of Series C Preferred stock initially recorded as temporary equity						(932,246)				(932,246)
Balance at Jun. 30, 2026			$ 2	$ 3,310	$ 487	$ 152,752,314	$ (144,484,230)	$ 1,176,255	$ (46,477)	$ 9,401,661
Balance, shares at Jun. 30, 2026		1	200	3,310,827	487,939